Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
CURRENT ASSETS
Cash and cash equivalents	$ 13,741	$ 11,616
Trade accounts receivables, net	30,478	30,160
Other accounts receivable	4,970	5,238
Inventories, net	18,852	18,098
Assets held for sale	1,378	21,029
Other current assets	1,946	2,300
Total current assets	71,365	88,441
NON-CURRENT ASSETS
Equity accounted investees	8,572	10,488
Other investments and non-current accounts receivable	5,758	7,120
Property, machinery and equipment, net	232,160	230,134
Goodwill and intangible assets, net	234,909	247,507
Deferred income tax assets	14,817	16,038
Total non-current assets	496,216	511,287
TOTAL ASSETS	567,581	599,728
CURRENT LIABILITIES
Short-term debt	16,973	1,222
Other financial obligations	19,362	11,658
Trade payables	46,428	40,338
Income tax payable	5,129	5,441
Other current liabilities	24,287	22,530
Liabilities directly related to assets held for sale	0	815
Total current liabilities	112,179	82,004
NON-CURRENT LIABILITIES
Long-term debt	177,022	235,016
Other financial obligations	12,859	25,972
Employee benefits	23,653	23,365
Deferred income tax liabilities	15,801	19,600
Other non-current liabilities	15,649	17,046
Total non-current liabilities	244,984	320,999
TOTAL LIABILITIES	357,163	403,003
Controlling interest:
Common stock and additional paid-in capital	144,654	127,336
Other equity reserves	13,483	24,793
Retained earnings	6,181	1,612
Net income	15,221	14,033
Total controlling interest	179,539	167,774
Non-controlling interest and perpetual debentures	30,879	28,951
TOTAL STOCKHOLDERS' EQUITY	210,418	196,725
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 567,581	$ 599,728